Financial instruments (Detail 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	14.26%	1083.00%
Jun/26 up to Nov/28 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		0.90%
Jun/26 up to Nov/28 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		0.68%
Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	R$ 1,120,767	R$ 1,258,262	R$ 2,402,698
Bonds | Jun/28 | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	3.95%	3.95%
Current portion of non-current borrowings	R$ 2,043	R$ 2,299
Non-current portion of non-current borrowings	1,118,724	1,255,963
Borrowings	R$ 1,120,767	R$ 1,258,262
Debentures | Oct/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	1.75%	1.75%
Current portion of non-current borrowings	R$ 393,779	R$ 23,657
Non-current portion of non-current borrowings	0	999,538
Borrowings	R$ 393,779	1,023,195
Financial bills | Jun/26 up to Sep/29 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	0.90%
Financial bills | Jun/26 up to Sep/29 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	0.59%
Financial bills | Jun/26 up to Sep/29 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	R$ 2,249,562
Non-current portion of non-current borrowings	3,171,183
Borrowings	5,420,745
Financial bills | Jun/26 up to Nov/28 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings		0
Non-current portion of non-current borrowings		2,954,374
Borrowings		2,954,374
Debentures, financial bills and commercial papers [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	2,643,341	25,907
Non-current portion of non-current borrowings	3,171,183	4,053,359
Borrowings	5,814,524	4,079,266	1,116,252
Obligations to open-end FIDC quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	R$ 434,950	R$ 418,324	452,128
Obligations to open-end FIDC quota holders [Member] | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	0.15%	0.40%
Current portion of non-current borrowings	R$ 434,950	R$ 418,324
Non-current portion of non-current borrowings	0	0
Borrowings	434,950	418,324
Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	R$ 2,985,235	2,740,110	0
Time deposits [Member] | Jan/26 up to Sep/27 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	110.00%
Time deposits [Member] | Jan/26 up to Sep/27 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	100.00%
Time deposits [Member] | Jan/26 up to Sep/27 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	R$ 2,696,980
Non-current portion of non-current borrowings	288,255
Borrowings	2,985,235
Time deposits [Member] | Jan/25 up to Jun/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings		2,619,469
Non-current portion of non-current borrowings		120,641
Borrowings		R$ 2,740,110
Time deposits [Member] | Jan/25 up to Dec/27 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		110.00%
Time deposits [Member] | Jan/25 up to Dec/27 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		0.25%
Institutional deposits and marketable debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	5,777,314	R$ 3,065,999	475,319
Non-current portion of non-current borrowings	4,578,162	5,429,963
Borrowings	10,355,476	8,495,962	3,971,078
Obligations to closed-end FIDC quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	R$ 2,196,269	1,988,645	53,103
Obligations to closed-end FIDC quota holders [Member] | Jan/31 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	12.75%
Current portion of non-current borrowings	R$ 0
Non-current portion of non-current borrowings	2,196,269
Borrowings	2,196,269
Bank borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	R$ 4,860,940	2,164,330	1,321,348
Bank borrowings | Feb/26 up to Aug/28 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	1.68%
Bank borrowings | Feb/26 up to Aug/28 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	0.75%
Bank borrowings | Feb/26 up to Aug/28 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	R$ 2,839,354
Non-current portion of non-current borrowings	2,021,586
Borrowings	4,860,940
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings		1,853,944
Non-current portion of non-current borrowings		310,386
Borrowings		R$ 2,164,330
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		1.74%
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		0.75%
Leases
Disclosure of detailed information about financial instruments [line items]
Borrowings	R$ 169,380	R$ 247,004	173,683
Leases | Jan/26 up to Jun/33 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	151.80%
Leases | Jan/26 up to Jun/33 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	105.10%
Leases | Jan/26 up to Jun/33 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	R$ 27,091
Non-current portion of non-current borrowings	142,289
Borrowings	169,380
Leases | Jan/25 up to Jun/29 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings		49,896
Non-current portion of non-current borrowings		197,108
Borrowings		R$ 247,004
Leases | Jan/25 up to Jun/29 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		151.80%
Leases | Jan/25 up to Jun/29 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		105.10%
Other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	2,866,445	R$ 1,903,840	1,404,678
Non-current portion of non-current borrowings	4,360,144	2,496,139
Borrowings	R$ 7,226,589	R$ 4,399,979	R$ 1,548,134